Revenue - Performance obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Remaining performance obligation	$ 2,177,268	$ 2,318,354	$ 2,113,329
Within one year
Revenue
Remaining performance obligation	351,071	343,209	290,645
1-2 years
Revenue
Remaining performance obligation	309,861	331,608	263,298
2-3 years
Revenue
Remaining performance obligation	255,791	291,891	250,167
3-4 years
Revenue
Remaining performance obligation	211,615	258,129	218,380
4-5 years
Revenue
Remaining performance obligation	190,018	214,223	196,753
After 5 years
Revenue
Remaining performance obligation	$ 858,912	$ 879,294	$ 894,086